SUMMARY OF CHANGES IN FAIR VALUE OF LONG-TERM INVESTMENT IN EQUITY SECURITIES (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Accounting Policies [Abstract]
Balance at January 1, 2022
Contribution at cost basis	5,689,042
Gain on derecognition of non-financial asset	16,951,477
Change in fair value
Balance at December, 2022	$ 22,640,519